Related party transactions	12 Months Ended
Jan. 31, 2012
Related party transactions [Text Block]

NOTE 10 – Related party transactions

We entered into the following transactions with related parties during the year ended January 31, 2012:

Paid or accrued $6,263 in rent. We rented an office from Jim Briscoe, our Chairman of the Board, CEO and CFO, on a month-to-month basis for $522 per month.

At January 31, 2012 we had a balance of accrued unpaid wages of $183,367 to Jim Briscoe, our Chairman of the Board, CEO and CFO.

We recognized compensation expense of $99,000 for stock options granted to officers and board members.

We have an option to explore 26 standard Federal lode mining claims at the East Silver Bell project and 33 standard Federal lode mining claims at the Walnut Creek project from JABA US Inc., an Arizona Corporation in which two of our directors are owners. We are required to pay annual rentals to maintain the claims in good standing. During the year ended January 31, 2012 we paid $8,254 in rental fees to maintain the mineral claims in good standing. The original option agreement was for the period from April 11, 2008 through January 1, 2011 and has been extended through June 1, 2012.

We entered into the following transactions with related parties during the year ended January 31, 2011:

Paid or accrued $5,888 in rent. We rented an office from Jim Briscoe, our President and CEO, on a month-to-month basis for $459 per month through July 2010 and $522 per month beginning in August 2010.

We sold a trailer to Jim Briscoe, our President and CEO, for $3,000 and purchased a vehicle from Jim Briscoe for $11,000.

At January 31, 2011 we had a balance of accrued unpaid wages of $93,700 to Jim Briscoe, our Chairman of the Board, CEO and CFO.

We included $3,165 in accounts payable to Larry Liang and Eddie Othon for expense reimbursements for travel that occurred before January 31, 2011. Mr. Liang is our President and Director. Mr. Othon is our former Vice President of Global Business Development and former Director.

We recognized $2,451,250 of compensation expense for stock options granted to officers and directors of our company.